Investment Property	12 Months Ended
Dec. 31, 2017
Investment property [abstract]
Investment property
16	Investment property

RMB’000
As at 1 January 2016
Cost	556,884
Accumulated depreciation	(151,312)

Net book amount	405,572

Year ended 31 December 2016
Opening net book amount	405,572
Transferred to property, plant and equipment (Note 15)	(11,587)
Charge for the year	(13,556)

Closing net book amount	380,429

As at 1 January 2017
Cost	540,493
Accumulated depreciation	(160,064)

Net book amount	380,429

Year ended 31 December 2017
Opening net book amount	380,429
Transferred from property, plant and equipment (Note 15)	24,489
Charge for the year	(13,652)

Closing net book amount	391,266

As at 31 December 2017
Cost	594,135
Accumulated depreciation	(202,869)

Net book amount	391,266

As at 31 December 2017, the Group had no contractual obligations for future repairs and maintenance (31 December 2016 and 2015: Nil).

Investment properties represent certain floors of an office building leased to other entities including related parties.

The fair value of the investment properties of the Group as at 31 December 2017 was estimated by the directors to be approximately RMB 1,332,452 thousands by reference to market values of similar properties in the nearby area (31 December 2016: RMB 1,330,700 thousands). This fair value estimation was at level 3 of fair value hierarchy by using market observable inputs. The investment property has not been valued by an external independent appraiser.

Rental income of RMB 46,700 thousands was recognized by the Group for the year ended 31 December 2017 (2016: RMB 46,164 thousands, 2015: RMB 48,553 thousands).